Convertible Notes and Convertible Notes - Related Parties	12 Months Ended
Dec. 31, 2025
Convertible Notes and Convertible Notes - Related Parties
Convertible Notes and Convertible Notes - Related Parties

11. Convertible Notes and Convertible Notes — Related Parties

2024 Bridge Round Offering

From April 2024 through December 2024, the Company entered into subscription and exchange agreements for an offering of units with various investors, including related parties (the “Bridge Round Offering”). Each unit was comprised of (i) a convertible note and (ii) ten warrants expiring July 31, 2028 to buy common stock of the Company at $2.24 exercisable in cash or by cashless exercise based on the market price of shares in the specified manner.

Each convertible note was a secured convertible note of the Company in the principal amount of $1,000 per unit due July 31, 2026 with a principal amount of $1,000 bearing interest at 8%. The convertible notes (including unpaid interest) were automatically convertible prior to maturity into (i) (a) the shares of the surviving entity following a SPAC (Special Purpose Acquisition Company) merger at a conversion price equal to 75% of the issue price of the securities issued by such surviving entity and (b) certain limited rights to the issue of additional surviving entity securities 21 days after the expiry of the lock ups associated with the SPAC merger transaction to compensate for any price evolution in the trading price of such securities below the issue price down to $5.00; (ii) the Company’s common or preferred stock in the case of a $50.0 million issuance of common or preferred stock (excluding units or monies raised in connection with a SPAC merger) at a conversion price equal to 75% of the issue price of such securities, or (iii) the same class of shares of the Company issued in connection with an IPO shares at a conversion price equal to 75% of the price of such shares immediately post IPO.

The Company’s obligations under the convertible notes, are secured in favor of each convertible note holder by a guaranty made by the Company and a security interest in all present and after acquired personal property and assets of the Company. The convertible notes include a prohibition on the Company granting liens or security interests on its assets outside the ordinary course of business.

Additionally, the Company entered into exchange agreements with each of the previously outstanding Convertible Note holders whereby the holders received similar rights as investors in the Bridge Round Offering. The Company evaluated the exchange agreement and determined it was not required to be accounted for as a Troubled Debt Restructuring under ASC 470-60 as no concession was granted to the Company. The Company then evaluated the exchange under ASC 470-50, Debt — Modifications and Extinguishment.

The 2024 Bridge Round Convertible Notes are required to be accounted for as an ASC 480-10 liability as a result of the Variable Share Settlement provisions. The warrants issued in the Bridge Round Offering (the “Bridge Warrants”) qualified as permanent equity under ASC 815-40; therefore, the Bridge Warrants were recognized within paid-in capital and measured at relative fair value. When estimating the fair value of the Bridge Warrants, the Company has followed the guidance in ASC 820 Fair Value Measurement.

The value of the Bridge Warrants was based on Black-Scholes pricing model based on the following inputs:

2024 Bridge
Round Offering
Stock price	$1.16
Exercise (Strike) price	$2.24
Time to maturity (years)	4.1
Annualized risk-free rate	4.3%
Annualized volatility	63.0%

February 2025 Bridge Round Offering

During February 2025 the Company entered into subscription and exchange agreements for an offering of units with various investors, including related parties (the “February 2025 Offering”) providing for proceeds of $11.0 million. Each unit was comprised of (i) a convertible note and (ii) ten warrants expiring July 31, 2028 to buy common stock of the Company at $2.24 exercisable in cash or by cashless exercise based on the market price of shares in the specified manner.

Each convertible note was a secured convertible note of the Company in the principal amount of $1,000 per unit due July 31, 2026 with a principal amount of $1,000 bearing interest at 8%. The convertible notes (including unpaid interest) were automatically convertible prior to maturity into (i) (a) the shares of the surviving entity following a Special Purpose Acquisition Company (“SPAC”) merger at a conversion price equal to 75% of the issue price of the securities issued by such surviving entity and (b) certain limited rights to the issue of additional surviving entity securities 21 days after the expiry of the lock ups associated with the SPAC merger transaction to compensate for any price evolution in the trading price of such securities below the issue price down to $5.00; (ii) the Company’s common or preferred stock in the case of a $50.0 million issuance of common or preferred stock (excluding units or monies raised in connection with a SPAC merger) at a conversion price equal to 75% of the issue price of such securities, or (iii) same class of shares of the Company issued in connection with IPO shares at a conversion price equal to 75% of the price of such shares immediately post IPO.

The Company’s obligations under the convertible notes, are secured in favor of each convertible note holder by a guaranty made by the Company and a security interest in all present and after acquired personal property and assets of the Company. The convertible notes include a prohibition on the Company granting liens or security interests on its assets outside the ordinary course of business.

The February 2025 Offering convertible notes are required to be accounted for as an ASC 480-10 liability as a result of the Variable Share Settlement provisions. The warrants qualified as permanent equity under ASC 815-40; therefore, the warrants were recognized within paid-in capital and measured at relative fair value. When estimating the fair value of the warrants, the Company has followed the guidance in ASC 820 Fair Value Measurement.

The fair value of the warrants issued with the February 2025 Offering was based on Black-Scholes pricing model based on the following inputs:

February 2025
Bridge Round
Offering
Stock price	$1.45
Exercise (Strike) price	$2.24
Time to maturity (years)	3.4
Annualized risk-free rate	4.2%
Annualized volatility	51.3%

Each convertible note that was outstanding immediately prior to the Effective Time of the close was cancelled and automatically converted pursuant to its terms, and the holder thereof became entitled to receive, a number of shares of common stock equal to (A) the outstanding amount of such convertible note, including any accrued and unpaid interest, divided by (B) $7.91 (seventy-five percent (75%) of the redemption price).

Rollforward of Convertible Notes and Convertible Notes-Related Party

		Convertible
	Convertible	Notes – Related
	Notes	Party
Balance at January 1, 2024	$7,918,528	$2,032,017
Bridge Round Offering proceeds	6,563,000	650,000
Loss on extinguishment of debt	1,183,289	202,204
Recognition of debt discount	(2,173,509)	(514,827)
Foreign currency translation adjustment	(369,323)	(130,898)
Amortization of debt discount	586,847	133,498
Balance at December 31, 2024	13,708,832	2,371,994
February 2025 Offering proceeds	9,335,000	1,650,000
Recognition of debt discount	(2,323,073)	(271,458)
Amortization of debt discount	1,698,368	439,616
Conversion of convertible notes to common shares, exclusive of accrued interest converted	(22,419,127)	(4,190,152)
Balance at December 31, 2025	$—	$—